Other liabilities - Stock Options (Details)				6 Months Ended	12 Months Ended
	Jun. 20, 2017 USD ($) EquityInstruments Y	Jun. 01, 2017 USD ($) EquityInstruments Y Option	Nov. 24, 2016 USD ($) EquityInstruments Y	Nov. 24, 2017 Option	Dec. 31, 2017 USD ($) Y Option	Dec. 31, 2016 USD ($) Y Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service condition					3 years
Share options exercised | Option					30,000
Employee stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | Option					492,432	264,933
Exercise price	$ 0.00	$ 0.00
Fair Value at Grant Date	$ 10.50	$ 10.96	$ 11.81
Weighted average fair value of share options granted					$ 12.31	$ 11.94
Expected volatility	43.15%	43.09%	44.83%
Option life | Y	3.00	3.00	3.00		1.96
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.52%	1.44%	1.39%
TSR - Rank versus peers	(0.30%)	4.00%	40.00%
Performance period remaining at grant date	2 years 6 months 11 days	2 years 6 months 29 days	2 years 1 month 6 days
Median comparator group TSR at grant date	(7.20%)	(3.70%)	56.40%
Median index TSR at grant date	0.60%	4.80%	45.70%
Share options exercised | Option					0	0
Share based compensation expense					$ 2,405,000	$ 106,000
Weighted average remaining contractual life of outstanding share options | Y						2.92
Equity incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments	17,342	475,090	264,933
Exercise price
Fair Value at Grant Date	$ 11.65	$ 12.39	$ 11.81
Number of options with performance conditions | Option				737,902
Number of options with no performance obligations | Option		19,463
Percentage of total shareholder return (“TSR”) relative to a comparator group, vesting condition					30.00%
Percentage of TSR relative to S&P Global 1200 Metals and Mining Index, vesting condition					30.00%
Percentage of return on invested capital, vesting condition					20.00%
Percentage of net operating profit after tax, vesting condition					20.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent					0.00%
TSR correlation considered significant					20.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent					200.00%